Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NET INCOME (LOSS)	$ 1,949,000,000	$ 1,218,000,000	$ 1,365,000,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(34,000,000)	26,000,000	7,000,000
Securities Available for Sale, Net of Tax	(2,000,000)	(8,000,000)	11,000,000
Reapplication of Regulated Operations Accounting Guidance for Pensions, Net of Tax	0	0	15,000,000
Amortization of Pension and OPEB Deferred Costs, Net of Tax	24,000,000	22,000,000	23,000,000
Pension and OPEB Funded Status, Net of Tax	(77,000,000)	(47,000,000)	22,000,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(89,000,000)	(7,000,000)	78,000,000
TOTAL COMPREHENSIVE INCOME (LOSS)	1,860,000,000	1,211,000,000	1,443,000,000
Total Comprehensive Income Attributable to Noncontrolling Interest	3,000,000	4,000,000	5,000,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	1,857,000,000	1,207,000,000	1,438,000,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	5,000,000	3,000,000	3,000,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	1,852,000,000	1,204,000,000	1,435,000,000
Appalachian Power Co [Member]
NET INCOME (LOSS)	162,758,000	136,668,000	155,814,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(229,000)	7,137,000	(1,801,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	3,109,000	4,172,000	4,907,000
Pension and OPEB Funded Status, Net of Tax	(13,400,000)	(9,078,000)	6,865,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(10,520,000)	2,231,000	9,971,000
TOTAL COMPREHENSIVE INCOME (LOSS)	152,238,000	138,899,000	165,785,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	1,745,000	900,000	900,000
Indiana Michigan Power Co [Member]
NET INCOME (LOSS)	149,674,000	126,091,000	216,310,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(6,599,000)	1,211,000	(857,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	948,000	873,000	826,000
Pension and OPEB Funded Status, Net of Tax	(1,681,000)	(1,272,000)	24,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(7,332,000)	812,000	(7,000)
TOTAL COMPREHENSIVE INCOME (LOSS)	142,342,000	126,903,000	216,303,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	626,000	339,000	339,000
Ohio Power Co [Member]
NET INCOME (LOSS)	464,993,000	541,616,000	580,276,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(2,743,000)	(981,000)	6,249,000
Amortization of Pension and OPEB Deferred Costs, Net of Tax	10,946,000	9,522,000	8,568,000
Pension and OPEB Funded Status, Net of Tax	(25,770,000)	(20,245,000)	1,615,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(17,567,000)	(11,704,000)	16,432,000
TOTAL COMPREHENSIVE INCOME (LOSS)	447,426,000	529,912,000	596,708,000
Total Comprehensive Income Attributable to Noncontrolling Interest	0	0	2,042,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	447,426,000	529,912,000	594,666,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	1,259,000	881,000	889,000
Public Service Co Of Oklahoma [Member]
NET INCOME (LOSS)	124,628,000	72,787,000	75,602,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(1,345,000)	9,093,000	105,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1,345,000)	9,093,000	105,000
TOTAL COMPREHENSIVE INCOME (LOSS)	123,283,000	81,880,000	75,707,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	434,000	200,000	212,000
Southwestern Electric Power Co [Member]
NET INCOME (LOSS)	165,126,000	146,684,000	117,203,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(11,334,000)	745,000	989,000
Reapplication of Regulated Operations Accounting Guidance for Pensions, Net of Tax	0	0	15,271,000
Amortization of Pension and OPEB Deferred Costs, Net of Tax	511,000	937,000	1,724,000
Pension and OPEB Funded Status, Net of Tax	(3,501,000)	(1,182,000)	1,145,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(14,324,000)	500,000	19,129,000
TOTAL COMPREHENSIVE INCOME (LOSS)	150,802,000	147,184,000	136,332,000
Total Comprehensive Income Attributable to Noncontrolling Interest	3,841,000	4,093,000	3,130,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	146,961,000	143,091,000	133,202,000
Preferred Stock Dividend Requirements Including Capital Stock Expense	$ 579,000	$ 229,000	$ 229,000